Deferred Revenue - Marmato (Details) - Marmato $ in Millions	Dec. 31, 2023 USD ($)	Sep. 26, 2022 USD ($) oz
Contract Liabilities [Line Items]
Commitment to provide funding | $	$ 122
WPMI
Contract Liabilities [Line Items]
Commitment to provide funding | $		$ 175
Percent of spot price of mineral purchased required upon delivery, until upfront payment is reduced to zero		18.00%
Percent of spot price of mineral purchased required upon delivery, after upfront payment is reduced to zero		22.00%
Gold | WPMI
Contract Liabilities [Line Items]
Initial required mineral purchase percentage		10.50%
Initial required purchase amount | oz		310,000
Required purchase amount after initial threshold is met, percent		5.25%
Silver in dore | WPMI
Contract Liabilities [Line Items]
Initial required mineral purchase percentage		100.00%
Initial required purchase amount | oz		2,150,000
Required purchase amount after initial threshold is met, percent		50.00%